Cover	Sep. 25, 2026
Cover [Abstract]
Entity Registrant Name	374WATER INC.
Entity Central Index Key	0000933972
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Sep. 25, 2026
Entity File Number	000-27866
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	88-0271109
Entity Address Address Line 1	100 Southcenter Court
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Morrisville
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27560
City Area Code	440
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	601-9677
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	SCWO
Security Exchange Name	NASDAQ